BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

3. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

Acquisitions in 2020

Yandex.Market

On June 23, 2020, the Company and Sberbank entered into a binding agreement to reorganize their joint ventures (see below Formation of Yandex.Market joint venture in 2018), Yandex.Market and Yandex.Money. On July 23, 2020, the Company completed the acquisition of the Sberbank interest in Yandex.Market (approximately 50%) for RUB 42,000 ($568.5) and sold to Sberbank a 25% plus RUB 1 interest in Yandex.Money for approximately RUB 2,420 ($32.8). A net cash consideration of RUB 39,580 ($535.8) was paid by the Company to Sberbank. The acquisition was accounted for as a step-acquisition under business combination rules. Accordingly, the Company remeasured its previously held equity interest in Yandex.Market to fair value, in the amount of RUB 41,838 ($566.3), and recorded a gain of RUB 19,230 ($260.3). Fair value has been determined using a combination of the income and market approach. This fair value measurement is based on significant unobservable inputs and thus represents a Level 3 measurement as defined by ASC 820. The most significant quantitative inputs used to measure the fair value based on the discounted cash flow methodology were the future revenue growth rates, projected adjusted earnings margins, terminal growth rate and discount rates. The inputs are based on the Company’s past experience and best estimates of future cash flows.

Set out below is the condensed balance sheet of Yandex.Market as of July 23, 2020, reflecting the allocation of the purchase price to net assets acquired:

July 23, 2020
ASSETS:	RUB
Cash and cash equivalents	6,206
Term deposits	11,200
Accounts receivable	1,719
Other current assets	5,336
Property and equipment	3,139
Intangible assets	12,655
Goodwill	51,836
Operating lease right-of-use assets	4,462
Other non-current assets	517
Total assets	97,070
LIABILITIES:
Accounts payable and accrued liabilities	5,708
Other current liabilities	800
Operating lease liabilities, non-current	4,213
Other non-current liabilities	1,971
Total liabilities	12,692
Total net assets acquired	84,378
Fair value of previously held equity interest	41,838
Fair value of the noncontrolling interest	47
Fair value of the redeemable noncontrolling interest	493
Total cash consideration for the acquisition	42,000
Total cash consideration from the sale of Yandex.Money	2,420
Net cash paid for the acquisition less consideration of the sale of Yandex.Money	39,580

Of the RUB 12,655 ($171.3) assigned to intangible assets, RUB 5,844 ($79.1) and RUB 1,747 ($23.7) relates to the acquired price comparison and marketplace platforms, respectively, included in content and software category (Note 9) that will be amortized over a period of 6.0 years and RUB 4,480 ($60.6) represents seller relationships included in customer relationships category (Note 9) that will be amortized over a period of 11.2 years. The Company used cost approach to determine the fair values of the price comparison and marketplace platforms and the income valuation approach to determine the fair value of the seller relationships. The most significant quantitative input used to determine the fair value of the price comparison platform was time in man-hours required to reconstruct the platform. The most significant quantitative inputs used to determine the fair value of the seller relationships were the future revenue growth rates, projected adjusted earnings margins and churn rate. The inputs are based on the Company’s past experience and best estimates of future cash flows.

The RUB 51,836 ($701.7) of goodwill was assigned to the Market reportable segment. The Company expects to achieve significant synergies with various Yandex services from deeper integration of Yandex.Market within the Yandex ecosystem. None of the goodwill is expected to be deductible for income tax purposes.

The results of operations of Yandex.Market contributed after acquisition for the period since July 24, 2020 to December 31, 2020 include revenue in the amount of RUB 13,867 ($187.7) and net loss in the amount of RUB 5,558 ($75.2).

The following unaudited pro forma information presents the combined results of operations of the Company and Yandex.Market for the years ended December 31, 2019 and 2020 as if the acquisition of Yandex.Market completed as of January 1, 2019:

	2019	2020	2020
	RUB	RUB	$
Revenues	192,189	231,869	3,138.6
Net income	6,220	21,374	289.3

These amounts have been calculated after the elimination of revenue related to intercompany transactions and adjusting the results of Yandex.Market to reflect amortization associated with intangibles acquired and related income tax results. These unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred as of January 1, 2019, nor are they indicative of future results of operations.

Yandex Self-Driving and Yandex.Drive Car-Sharing Businesses Restructuring

In September 2020, the Company and Uber International C.V. (“Uber”), a subsidiary of Uber Technologies Inc. completed the spin-off of the self-driving vehicles business (“Self-Driving Group”), from the Company’s subsidiary MLU B.V. to the Company. Simultaneously with the spin-off transaction, the Company invested a further $100.0 (RUB 7,607 as of the date of the transaction) in the form of equity and $50.0 (RUB 3,804 as of the date of the transaction) in the form of a convertible loan into Self-Driving Group. The Company also purchased a portion of Uber’s stake in Self-Driving Group. The Company also restructured the ownership of the Yandex.Drive car-sharing business from the Company to MLU B.V. Financial results of the restructuring were recorded directly in the Company’s equity.

Immediately after the restructuring, Yandex Self-Driving Group (“Yandex SDG”) was owned by the Company and Uber with respective ownership of 72.8% and 18.6%, while the remaining shares are reserved for Yandex SDG management and employees. MLU B.V., including the Yandex.Drive car-sharing business, was owned by Yandex and Uber with their respective ownership of 61.7% and 33.5%, while the remaining shares are reserved for management and employees of the MLU business.

Other

During the year ended December 31, 2020, the Company completed other acquisitions for total consideration of approximately RUB 529 ($7.2), including cash consideration of RUB 450 ($6.1) and fair value of consideration of
RUB 79 ($1.1). In aggregate, RUB 26 ($0.4) was cash acquired, RUB 253 ($3.4) was attributed to intangible assets, RUB 234 ($3.2) was attributed to goodwill, RUB 28 ($0.4) was attributed to other net current assets assumed and RUB 12 ($0.2) was attributed to deferred tax liabilities. Goodwill is mainly attributable to the Search and Portal reportable segment and primarily arises due to specific synergies that result from the integration with the existing operations of other businesses or technologies of the Company.

The result of operations for the periods prior to the other acquisitions would not have been materially impacted by these acquisitions. Accordingly, no pro forma financial information is presented.

Acquisitions in 2019

TheQuestion

In March 2019, the Company completed the acquisition of assets and assumption of liabilities of Znanie Company Limited (Cyprus) and its two subsidiaries, Znanie Development Company Limited (Cyprus) and Znanie LLC

(Russia) (“TheQuestion”). TheQuestion is an internet-based question-and-answer social network. The primary purpose of the acquisition of TheQuestion was to enlarge the database of answers to specific search queries and to enhance the quality of search results provided by Yandex’s Search portal. The fair value of the consideration transferred totaled RUB 384, including cash consideration of RUB 351 and deferred consideration of RUB 33. The deferred consideration arrangement requires the Company to pay additional cash consideration to the former investors within a four-year period. No additional consideration has been paid to date. The Company accounted for the acquisition as a business combination.

Set out below is the condensed balance sheet of TheQuestion as of March 11, 2019, reflecting an allocation of the purchase price to net assets acquired:

March 11, 2019
RUB
ASSETS:
Intangible assets	113
Other current assets	5
Goodwill	295
Total assets	413
Current liabilities	6
Deferred tax liabilities	23
Total liabilities	29
Net assets	384
Total purchase consideration	384

The RUB 295 assigned to goodwill is attributable to the Search and Portal reportable segment and is primarily attributable to expected synergies that result from convergence with TheQuestion’s unique question-and-answer data. RUB 113 assigned to intangible assets relates to software that were amortized over a period of 1 year.

The results of operations of TheQuestion for the period prior to the acquisition would not have had a material impact on the Company’s results of operations for the year ended December 31, 2018. Accordingly, no pro forma financial information is presented.

Acquisitions in 2018

Uber

In February 2018, the Company and Uber completed the combination of Yandex.Taxi Holding B.V. with several Uber legal entities into MLU B.V., a Dutch private limited liability company. The Company and Uber each contributed their legal entities operating the ride-hailing and food delivery businesses in Russia, Kazakhstan, Azerbaijan, Armenia, Belarus and Georgia, and $100.0 (RUB 5,722 as of the date of acquisition) and $225.0 (RUB 12,874 as of the date of acquisition) in cash, respectively. The merger was accounted for as a business combination.

Immediately after the completion of the transaction, Uber Technologies Inc. transferred 1,527,507 of its Class A Common Shares to the Company in exchange for additional 2.03% in the share capital of MLU B.V. At the same time, Uber Technologies Inc. entered into an arrangement with the Company to hold an option to repurchase these shares after the 3-year period from the one-year anniversary of deal close, while the Company has an option to sell these shares to Uber. This option was exercised in the year 2019.

As a result of the above transactions, 61.00% of the share capital of the combined entity was held by the Company, 37.96% by Uber and 1.04% by the employees of the MLU business based on the total number of outstanding shares.

The acquisition-date fair value of the consideration transferred amounted to RUB 53,261, which consisted of cash consideration, in the amount of RUB 3,061 and non-cash consideration, represented by the fair value of noncontrolling interest in the Yandex.Taxi business contributed.

The fair value of non-cash consideration at the acquisition date was RUB 50,200, which was determined using a discounted cash flow model. This fair value measurement is based on significant unobservable inputs and thus represents a Level 3 measurement as defined by ASC 820.

Set out below is the condensed balance sheet of the Uber business contributed as of February 7, 2018, reflecting the allocation of the purchase price to net assets acquired:

February 7, 2018
RUB
ASSETS:
Cash and cash equivalents	20,762
Other current assets	314
Property and equipment	70
Intangible assets	7,257
Goodwill	42,026
Investments in non-marketable equity securities	4,392
Total assets	74,821
LIABILITIES:
Other current liabilities	403
Deferred tax liabilities	1,508
Total liabilities	1,911
Total net assets acquired	72,910
Fair value of the noncontrolling interest	19,649
Total purchase consideration	53,261

Of the RUB 7,257 assigned to intangible assets, approximately RUB 2,115 relates to the acquired license in the territories for the Uber brand that will be amortized over a period of 6.9 years and approximately RUB 5,142 represents customer relationships that will be amortized over a period of 15.9 years.

The RUB 42,026 of goodwill was assigned to the Taxi reportable segment. The Company expects to achieve significant synergies and cost reductions using Yandex’s deep technological expertise and the global ride-hailing expertise of Uber. None of the goodwill is expected to be deductible for income tax purposes.

The Сompany recognized RUB 482 of acquisition related costs that were expensed in the year ended December 31, 2018. These costs are recorded in sales, general and administrative expenses in the consolidated statements of income.

The fair value of the noncontrolling interest was determined based on the fair value of the Uber business contributed. The fair value was estimated using a discounted cash flow model. As Uber was a private company as of the closing date, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820.

The fair value of the Uber business was determined using cash flow projections based on financial budgets and forecasts covering a five-year period. The cash flows beyond that five-year period have been estimated based on sustainable long-term growth rates.

The results of operations of the Uber business contributed after acquisition for the period since February 7, 2018 to December 31, 2018 include revenue in the amount of RUB 861 and net loss in the amount of RUB 1,380.

The unaudited pro forma consolidated statements of income, as if had been included in the consolidated results of the Company for the year ended December 31, 2018, would include revenue in the amount of RUB 1,031 and net loss in the amount of RUB 1,495.

The unaudited pro forma amounts have been calculated after applying the Company’s accounting policies and adjusting the results of the Uber business contributed to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2017, together with the consequential tax effects.

Edadeal

In October 2018, the Company completed the acquisition of 90% in Edadeal LLC and its subsidiary (“Edadeal”), a daily deal and coupon aggregator, which is used to find deals for grocery stores, thus increasing the Company’s ownership interest from 10% to 100%. As of the date of acquisition, the Company measured the fair value of the Company’s initial 10% equity investments in Edadeal at the amount of RUB 26, which was reflected in the purchase consideration. Cash consideration transferred totaled RUB 233. The acquisition was accounted for as a business combination.

Set out below is the condensed balance sheet of Edadeal as of October 5, 2018, reflecting the allocation of the purchase price to net assets acquired:

October 5, 2018
RUB
ASSETS:
Cash and cash equivalents	20
Accounts receivable	176
Other current assets	15
Intangible assets, net	357
Goodwill	622
Deferred tax assets	5
Total assets	1,195
Long-term debt	621
Short-term debt	174
Accounts payable and accrued liabilities	84
Deferred tax liabilities	57
Total liabilities	936
Net assets	259
Total purchase consideration	259

The RUB 622 assigned to goodwill is attributable to the Search and Portal reportable segment and is primarily attributable to expected synergies that result from convergence with Edadeal’s unique audience and data. Of the RUB 357 assigned to intangible assets, approximately RUB 251 relates to software that will be amortized over a period of 4.0 years, RUB 61 relates to customer relationships and RUB 45 relates to brand.

The results of operations of Edadeal for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2017 and 2018. Accordingly, no pro forma financial information is presented. The results of operations of Edadeal did not have a material impact on the Company’s results of operations for the year ended December 31, 2018.

Formation of Yandex.Market joint venture in 2018

Yandex.Market

On April 27, 2018, the Company and Sberbank formed a joint venture based on the Yandex.Market platform. As a part of the deal, Sberbank subscribed for new ordinary shares of Yandex.Market for RUB 30,000. From that date until July 23, 2020, each of the Company and Sberbank held an equal number of the outstanding shares in Yandex.Market, with up to 10% of outstanding shares allocated to management and an equity incentive pool. The Company retained a noncontrolling interest and significant influence over Yandex.Market's business. Accordingly, Yandex.Market's results of operations before the transaction were classified within continuing operations.

On April 27, 2018, the Company deconsolidated Yandex.Market from the Company’s consolidated financial results and through July 23, 2020 accounted for its investment under the equity method within the investments in non-marketable equity securities line in the consolidated statements of income, initially at fair value of RUB 29,985. It resulted in a gain on the deconsolidation in the amount of RUB 28,244. Fair value was determined using valuation techniques such as discounted cash flows. From April 28, 2018 till July 23, 2020, the Company recorded a share of Yandex.Market’s financial results within the loss from equity method investments line in the consolidated statements of income.

Other

During the year ended December 31, 2018, the Company completed other acquisitions for total consideration of approximately RUB 751. In aggregate, RUB 17 was cash acquired, RUB 14 was attributed to property and equipment, RUB 130 was attributed to intangible assets, RUB 792 was attributed to goodwill, RUB 15 was attributed to deferred tax liabilities, RUB 22 was attributed to net current assets assumed and RUB 209 was attributed to redeemable noncontrolling interests. Goodwill is mainly attributable to the Taxi reportable segment and primarily arises due to specific synergies that result from the integration with the existing operations of other businesses or technologies of the Company.